Financial instruments - Schedule of Changes in the Fair Value of the Earn-Out Rights (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about Earn Out Rights [Roll Forward]
Financial liabilities, at fair value	$ 32,278
Financial liabilities, at fair value	16,465
Earn-out rights
Disclosure of detailed information about Earn Out Rights [Roll Forward]
Financial liabilities, at fair value	28,778	$ 155,402
Change in fair value measurement	(15,813)	(139,638)
Financial liabilities, at fair value	$ 12,965	$ 15,764